Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity Shell Company	false
Entity File Number	001-41730
Entity Registrant Name	Vesta Real Estate Corporation, S.A.B. de C.V.
Entity Address, Address Line One	Paseo de los Tamarindos No. 90
Entity Address, Address Line Two	Torre II, Piso 28
Entity Address, Address Line Three	Col. Bosques de lasLomasCuajimalpa, C.P.
Entity Address, Postal Zip Code	5120
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Common Stock, Shares Outstanding	884,486,436
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Document Shell Company Report	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001969373
Entity Incorporation, State or Country Code	O5
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Paseo de los Tamarindos No. 90
Entity Address, Address Line Two	Torre II, Piso 28
Entity Address, Address Line Three	Col. Bosques de lasLomasCuajimalpa, C.P.
Entity Address, Postal Zip Code	5120
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
City Area Code	52 (55)
Local Phone Number	5950-0070
Contact Personnel Name	Juan Felipe Sottil Achutegui
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing ten ordinary shares with no par value per share
Trading Symbol	VTMX
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value per share*
Security Exchange Name	NYSE